Statement of Additional Information

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

                                   EQUI-SELECT

                  DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY
           EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
                                       AND
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2003, for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts which are referred to herein. The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   MAY 1, 2003

                                                   TABLE OF CONTENTS

     ITEM                                                                 PAGE

     Company..............................................................
     Experts..............................................................
     Legal Opinions.......................................................
     Distributor..........................................................
     Yield Calculations For Money Market Subaccounts......................
     Performance Information..............................................
     Annuity Provisions...................................................
     Statutory Basis Financial Statement of Equitable Life Insurance
       Company of Iowa....................................................
     Financial Statements of Separate Account A...........................

                                     COMPANY

Information regarding Equitable Life Insurance Company of Iowa (the "Company") and its ownership is contained in the Prospectus.

                                     EXPERTS

The statutory basis financial statements of the Company as of December 31, 2002 and 2001 and for the years then ended, and the statement of assets and liabilities of Separate Account A as of December 31, 2002, and the related statement of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

The legal validity of the Contract described in the prospectus and herein has been passed upon by Kimberly S. Smith, Esquire, Assistant Secretary of the Company.

                                   DISTRIBUTOR

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of the Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Company. Prior to Directed Services, Inc. becoming distributor, the variable insurance products were distributed by ING Funds Distributors, Inc. (formerly, Equitable Securities Network, Inc.), which is also an affiliate of the company. For the years ended 2002, 2001 and 2000 commissions paid by the Company to the broker/dealers who sold contracts aggregated $4,169,000 $6,417,000 and 1,891,000, respectively. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

                 YIELD CALCULATION FOR MONEY MARKET SUBACCOUNTS

The Money Market Subaccounts of the Separate Account will calculate their current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended December 31, 2002, the annualized yield and effective yield for the Smith Barney Money Market Subaccount were -0.35% and -0.35%, respectively.

The current yields of the Money Market Subaccounts are computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by(365/7).

The Money Market Subaccounts compute their effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Subaccounts assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Money Market Subaccounts in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Subaccounts and changes in the interest rates on such investments, but also on changes in the Money Market Subaccounts' expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Subaccounts and for providing a basis for comparison with other investment alternatives. However, the Money Market Subaccounts' yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

                             PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Charge, the expenses for the underlying Portfolio being advertised and any applicable Annual Contract Maintenance Charge and Withdrawal Charges.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

          P(1+T)^(n)=ERV

Where:    (1)  [P] equals a hypothetical initial premium payment of $1,000
          (2)  [T] equals an average annual total return
          (3)  [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

SEC STANDARD 30-DAY YIELD NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income a subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

          Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:    [a]  equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b]  equals the expenses accrued for the period (net of
               reimbursements)
          [c]  equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d]  equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account A is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)^n = ERV

Where:    (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge and surrender charge for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02--Standardized
---------------------------------------------------------------------

                                                 1 YEAR        5 YEAR        10 YEAR     INCEPTION     INCEPTION DATE
---------------------------------------------------------------------------------------------------------------------
ING AIM Capital Mid Cap Growth Portfolio         -32.65         -7.09           n/a         -0.13          02-Oct-95
ING Alliance Mid Cap Growth Portfolio            -31.02         -8.10           n/a          0.14          01-Apr-96
ING Capital Guardian Large Cap Value Portfolio   -24.86           n/a           n/a         -9.28          01-Feb-00
ING Capital Guardian Managed Global Portfolio    -21.30          3.41          3.29          3.21          21-Oct-92
ING Capital Guardian Small Cap Portfolio         -26.48          0.40           n/a          3.98          02-Jan-96
ING Developing World Portfolio                   -11.95           n/a           n/a         -9.26          19-Feb-98
ING Eagle Asset Value Equity Portfolio           -18.22         -3.88           n/a          5.20          03-Jan-95
ING Hard Assets Portfolio                         -0.61         -7.34          4.38          2.47          25-Jan-89
ING International Equity Portfolio               -17.33         -6.28           n/a         -4.82          01-Apr-96
ING Jennison Equity Opportunities Portfolio      -30.25         -7.34          3.21          3.92          04-May-92
ING Limited Maturity Bond Portfolio                5.74          4.84          4.43          5.16          25-Jan-89
ING Liquid Assets Portfolio                        0.01          2.76          2.85          3.36          25-Jan-89
ING Marsico Growth Portfolio                     -30.55         -4.20           n/a          0.75          01-Apr-96
ING MFS Mid Cap Growth Portfolio                 -49.52         -2.82           n/a          5.92          07-Oct-94
ING MFS Research Portfolio                       -25.92         -4.30           n/a          5.17          07-Oct-94
ING MFS Total Return Portfolio                    -6.43          3.62           n/a          8.27          07-Oct-94
ING PIMCO Core Bond Portfolio                      7.16          1.38           n/a          2.95          07-Oct-94
ING Salomon Brothers All Cap Portfolio           -26.61           n/a           n/a         -5.23          01-Feb-00
ING Salomon Brothers Investors Portfolio         -24.06           n/a           n/a         -7.09          01-Feb-00
ING T. Rowe Price Capital Appreciation
Portfolio                                         -0.92          7.29          7.93          7.66          25-Jan-89
ING T. Rowe Price Equity Income Portfolio        -14.41         -0.09          4.48          5.27          25-Jan-89
ING Van Kampen Growth and Income Portfolio       -15.95         -1.96           n/a          6.69          04-Oct-93
ING Van Kampen Real Estate Portfolio              -1.21          1.95          9.52          7.69          25-Jan-89
ING VP Worldwide Growth Portfolio                -25.87           n/a           n/a        -21.67          01-May-00

                                       3

                                                 1 YEAR        5 YEAR        10 YEAR     INCEPTION     INCEPTION DATE
---------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                               -32.13           n/a           n/a        -27.26          01-May-00
PIMCO High Yield Portfolio                        -2.57           n/a           n/a         -0.34          01-May-98
PIMCO StocksPLUS Growth and Income Portfolio     -21.34           n/a           n/a         -4.54          01-May-98

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          [P(1+T)^n] = ERV

Where:    (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a non-standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge but not the surrender charge, or annual contract fee for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02 Non-Standardized
------------------------------------------------------------------------

                                                 1 YEAR        5 YEAR        10 YEAR     INCEPTION     INCEPTION DATE
---------------------------------------------------------------------------------------------------------------------
ING AIM Capital Mid Cap Growth Portfolio         -40.76         -8.30           n/a         -0.35          02-Oct-95
ING Alliance Mid Cap Growth Portfolio            -39.13         -9.36           n/a         -0.22          01-Apr-96
ING Capital Guardian Large Cap Value Portfolio   -32.97           n/a           n/a        -11.90          01-Feb-00
ING Capital Guardian Managed Global Portfolio    -29.41          2.62          3.20          3.12          21-Oct-92
ING Capital Guardian Small Cap Portfolio         -34.59         -0.49           n/a          3.69          02-Jan-96
ING Developing World Portfolio                   -20.06           n/a           n/a        -10.59          19-Feb-98
ING Eagle Asset Value Equity Portfolio           -26.33         -4.96           n/a          5.05          03-Jan-95
ING Hard Assets Portfolio                         -8.72         -8.60          4.31          2.39          25-Jan-89
ING International Equity Portfolio               -25.44         -7.45           n/a         -5.31          01-Apr-96
ING Jennison Equity Opportunities Portfolio      -38.36         -8.56          3.14          3.85          04-May-92
ING Limited Maturity Bond Portfolio               -2.37          4.06          4.33          5.08          25-Jan-89
ING Liquid Assets Portfolio                       -8.10          1.92          2.75          3.28          25-Jan-89
ING Marsico Growth Portfolio                     -38.66         -5.25           n/a          0.40          01-Apr-96
ING MFS Mid Cap Growth Portfolio                 -57.63         -3.81           n/a          5.86          07-Oct-94
ING MFS Research Portfolio                       -34.03         -5.37           n/a          5.10          07-Oct-94
ING MFS Total Return Portfolio                   -14.54          2.82           n/a          8.19          07-Oct-94
ING PIMCO Core Bond Portfolio                     -0.95          0.50           n/a          2.86          07-Oct-94
ING Salomon Brothers All Cap Portfolio           -34.72           n/a           n/a         -7.63          01-Feb-00
ING Salomon Brothers Investors Portfolio         -32.17           n/a           n/a         -9.58          01-Feb-00
ING T. Rowe Price Capital Appreciation
Portfolio                                         -9.03          6.58          7.85          7.58          25-Jan-89
ING T. Rowe Price Equity Income Portfolio        -22.52         -1.02          4.40          5.20          25-Jan-89

                                       4

                                                 1 YEAR        5 YEAR        10 YEAR     INCEPTION     INCEPTION DATE
---------------------------------------------------------------------------------------------------------------------
ING Van Kampen Growth and Income Portfolio       -24.06         -2.95           n/a          6.62          04-Oct-93
ING Van Kampen Real Estate Portfolio              -9.32          1.08          9.45          7.61          25-Jan-89
ING VP Worldwide Growth Portfolio                -33.98           n/a           n/a        -25.28          01-May-00
Jennison Portfolio                               -40.24           n/a           n/a        -31.37          01-May-00
PIMCO High Yield Portfolio                       -10.68           n/a           n/a         -1.32          01-May-98
PIMCO StocksPLUS Growth and Income Portfolio     -29.45           n/a           n/a         -5.66          01-May-98

Owners should note that the investment results of each Subaccount will fluctuate over time, and any presentation of the Subaccount's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                               ANNUITY PROVISIONS

Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus -- "Contract Proceeds -- Fixed Payment Plans" for a description of the Payment Plans.)

                              FINANCIAL STATEMENTS

The statutory basis financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                       Statement of Additional Information

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

                  DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS

                                    PRIMELITE

                                    ISSUED BY
           EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
                                       AND
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2003, for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts which are referred to herein. The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   MAY 1, 2003

                                TABLE OF CONTENTS

     ITEM                                                                 PAGE

     Company..............................................................
     Experts..............................................................
     Legal Opinions.......................................................
     Distributor..........................................................
     Yield Calculations For Money Market Subaccounts......................
     Performance Information..............................................
     Annuity Provisions...................................................
     Financial Statement of Equitable Life Insurance Company of Iowa
     Financial Statements of Separate Account A...........................

                                     COMPANY

Information regarding Equitable Life Insurance Company of Iowa (the "Company") and its ownership is contained in the Prospectus.

                                     EXPERTS

The statutory basis financial statements of the Company as of December 31, 2002 and 2001 and for the years then ended, and the statement of assets and liabilities of Separate Account A as of December 31, 2002, and the related statement of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


                                 LEGAL OPINIONS

The legal validity of the Contract described in the prospectus and herein has been passed upon by Kimberly S. Smith, Esquire, Assistant Secretary of the Company.

                                   DISTRIBUTOR

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of the Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Company. Prior to Directed Services, Inc. becoming distributor, the variable insurance products were distributed by ING Funds Distributors, Inc. (formerly, Equitable Securities Network, Inc.), which is also an affiliate of the company. For the years ended 2002, 2001 and 2000 commissions paid by the Company to the broker/dealers who sold contracts aggregated $4,169,000 $6,417,000 and 1,891,000, respectively. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

                 YIELD CALCULATION FOR MONEY MARKET SUBACCOUNTS

The Money Market Subaccounts of the Separate Account will calculate their current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended December 31, 2002, the annualized yield and effective yield for the Smith Barney Money Market Subaccount were -0.49% and -0.49%, respectively.

The current yields of the Money Market Subaccounts are computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by(365/7).

The Money Market Subaccounts compute their effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Subaccounts assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Money Market Subaccounts in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Subaccounts and changes in the interest rates on such investments, but also on changes in the Money Market Subaccounts' expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Subaccounts and for providing a basis for comparison with other investment alternatives. However, the Money Market Subaccounts' yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions -- Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

                             PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Charge, the expenses for the underlying Portfolio being advertised and any applicable Annual Contract Maintenance Charge and Withdrawal Charges.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

          P(1+T)^(n)=ERV

Where:    (1)  [P] equals a hypothetical initial premium payment of $1,000
          (2)  [T] equals an average annual total return
          (3)  [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

SEC STANDARD 30-DAY YIELD NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income a subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

          Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:    [a]  equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b]  equals the expenses accrued for the period (net of
               reimbursements)
          [c]  equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d]  equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account A is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)^n = ERV

Where:    (1)  [P] equals a hypothetical initial premium payment of $1,000
          (2)  [T] equals an average annual total return
          (3)  [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge and surrender charge for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02-Standardized
--------------------------------------------------------------------

                                                 1 YEAR         5 YEAR       10 YEAR     INCEPTION     INCEPTION DATE
---------------------------------------------------------------------------------------------------------------------
Appreciation                                     -18.68         -0.19           n/a          4.96          22-Mar-96
ING MFS Mid-Cap Growth                           -49.52         -2.82           n/a          5.92          07-Oct-94
ING MFS Research                                 -25.92         -4.30           n/a          5.17          07-Oct-94
ING MFS Total Return                              -6.43          3.62           n/a          8.27          07-Oct-94
SB Alloc. Sel. Balanced                           -7.80          1.18           n/a          2.73          05-Feb-97
SB Alloc. Sel. Growth                            -19.21         -2.82           n/a         -0.73          05-Feb-97
SB Alloc. Sel. High Growth                       -24.81         -3.26           n/a         -1.38          05-Feb-97
SB High Income                                    -4.60         -3.84           n/a          1.58          28-Apr-95
SB Int. All Cap Growth                           -26.73         -8.28           n/a         -1.60          27-Mar-95
SB Large Cap Value                               -26.46         -4.53           n/a          4.53          05-Apr-95
SB Money Market                                   -0.14          2.69           n/a          3.01          24-May-95


NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS

Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          [P(1+T)^n] = ERV

Where:    (1)  [P] equals a hypothetical initial premium payment of $1,000
          (2)  [T] equals an average annual total return
          (3)  [n] equals the number of years

          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a non-standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge but not the surrender charge, or annual contract fee for the year ending December 31, 2002 were as follows:

Average Annual Total Return for Periods Ending 12/31/02 Non-Standardized
------------------------------------------------------------------------

                                                 1 YEAR         5 YEAR       10 YEAR     INCEPTION     INCEPTION DATE
---------------------------------------------------------------------------------------------------------------------
Appreciation                                     -26.77         -1.09           n/a          4.68          22-Mar-96
ING MFS Mid-Cap Growth                           -57.61         -3.79           n/a          5.87          07-Oct-94
ING MFS Research                                 -34.01         -5.36           n/a          5.11          07-Oct-94
ING MFS Total Return                             -14.52          2.83           n/a          8.21          07-Oct-94
SB Alloc. Sel. Balanced                          -15.89          0.32           n/a          2.22          05-Feb-97
SB Alloc. Sel. Growth                            -27.30         -3.82           n/a         -1.33          05-Feb-97
SB Alloc. Sel. High Growth                       -32.90         -4.27           n/a         -2.00          05-Feb-97
SB High Income                                   -12.69         -4.89           n/a          1.40          28-Apr-95
SB Int. All Cap Growth                           -34.82         -9.53           n/a         -1.80          27-Mar-95
SB Large Cap Value                               -34.55         -5.60           n/a          4.38          05-Apr-95
SB Money Market                                   -8.23          1.88           n/a          2.83          24-May-95

Owners should note that the investment results of each Subaccount will fluctuate over time, and any presentation of the Subaccount's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                               ANNUITY PROVISIONS

Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus -- "Contract Proceeds -- Fixed Payment Plans" for a description of the Payment Plans.)

                              FINANCIAL STATEMENTS

The statutory basis financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.